Related Party Transactions - Narrative (Details) $ in Millions	6 Months Ended		14 Months Ended
	Jun. 30, 2024 USD ($) rig	Jun. 30, 2023 rig	Dec. 31, 2023 USD ($) rig	Nov. 30, 2023 USD ($)	Jan. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Deferred finance charges | $	$ 11.1		$ 10.3
Magni Partners Limited | Related party revenue
Related Party Transaction [Line Items]
Deferred finance charges | $				$ 1.0	$ 1.3
Perfomex
Related Party Transaction [Line Items]
Number of rigs	5	3
Number of rigs on bareboat charter			5
Perfomex II
Related Party Transaction [Line Items]
Number of rigs		2